FEDERAL HOME LOAN BANK ADVANCES (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Schedule of Advances

	December 31,	September 30,
	2013	2013	2012

Maturities January 2014 through June 2024, fixed rate at rates from 0.12% to 6.70%, weighted average rate of 1.88% at at December 31, 2013 and, 2.94% at September 30, 2013 and 2.95% at September 30, 2012	$19,958	$13,230	$17,672

Advances from the FHLB at September 30, 2014 and December 31, 2013 were as follows: (in thousands)

	September 30,	December 31,
	2014	2013

Maturities October 2014 through September 2024, fixed rate at rates from 0.14% to 6.70%, weighted average rate of 1.46% at September 30, 2014 and 1.88% at December 31, 2013	$20,598	$19,958

Schedule of Rates on Advances

	December 31,	September 30,
	2013	2013	2012

0.00% - 1.75%	$7,500	$-	$-
1.76% - 2.75%	6,408	6,660	8,868
2.76% - 3.75%	4,778	5,216	6,899
3.76% - 4.75%	1,201	1,276	1,788
4.76% - 5.75%	-	-	-
5.76% - 6.75%	71	78	117
	$19,958	$13,230	$17,672

Schedule of Payments Contractually Required
	December 31,	September 30,
2014	$11,425	$3,796
2015	2,763	2,948
2016	2,222	2,385
2017	1,779	1,908
2018	1,359	1,505
Thereafter	410	688
Total	$19,958	$13,230
Payments contractually required over the next five years are as follows (in thousands):
September 30,
2015	$14,111
2016	2,385
2017	1,908
2018	1,505
2019	576
Thereafter	113
Total	$20,598